OTHER LONG-TERM LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Other long-term liabilities:
Other Deferred Credits, Noncurrent	$ 17,904	$ 18,529
Deferred credits from capital lease transactions:
Deferred credits from capital lease transactions, gross	24,691	24,691
Deferred credits from capital lease transactions, accumulated amortization	(6,162)	(5,537)
Deferred credits from capital lease transactions	18,529	19,154
Deferred credits from capital lease transactions, short-term	625	625
Deferred credits from capital lease transactions, amortization expense	$ 625